NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Schedule of Net Income (Loss) Attributable to Noncontrolling Interests

	Years Ended December 31,
	2017	2016	2015
Merian	$69	$10	$(3)
Yanacocha	(63)	(595)	(134)
Other	(1)	(1)	(11)
	$5	$(586)	$(148)

Schedule summarizing the consolidated assets and liabilities of VIE

	At December 31,	At December 31,
	2017	2016
Current assets:
Cash and cash equivalents	$27	$50
Inventories	79	57
Stockpiles and ore on leach pads	21	23
Other current assets (1)	6	37
	133	167
Non-current assets:
Property, plant and mine development, net	769	746
Other non-current assets (2)	8	8
Total assets	$910	$921

Current liabilities:
Other current liabilities (3)	$50	$43
	50	43
Non-current liabilities:
Reclamation and remediation liabilities	17	11
Other non-current liabilities (4)	1	—
Total liabilities	$68	$54

(1)	Other current assets include trade and other accounts receivable, prepaid assets and other current assets.
(2)	Other non-current assets include intangibles, stockpiles and ore on leach pads.
(3)	Other current liabilities include accounts payable, employee-related benefits and other current liabilities.
(4)	Other non-current liabilities include employee related benefits.